SECURTER SYSTEMS INC. (Details)	Dec. 31, 2019 CAD ($)
Securter Systems Inc.
Current assets	$ 79
Current liabilities	0
Total current net assets	79
Non-current assets	26,761
Non-current liabilities	(26,565)
Total non-current net assets	196
Total net equity by shareholders	$ 275